RESTRUCTURING COST (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of Restructuring plan

Restructuring Items	December 31, 2022	December 31, 2021
Balance sheet
Other Provisions	$190	$657
Investment in building and infrastructures	4,571	2,382
Investment in machinery (**)	7,799	3,478
Total	$12,560	$6,517
Profit and loss
Restructuring expenses, net
Forfeited guarantee	$975	$-
Employee’s termination cost	-	686
Restructuring income from lease modification	-	(1,315)
Restructuring expenses from asset’s impairment	-	1,800
Other restructuring expenses	740	584
	$1,715	$1,755
Cost of sales
Acceleration of assets depreciation expenses	-	$1,200
Total	$1,715	$2,955

* Net cash used in operating activity for restructuring expenses in 2022 was $1.7 million.

** Investment in machinery was offset by a grant of $2.7 million ($1.2 and $1.5 million in 2021 and 2022 respectively) received from the State of Oklahoma as part of a larger incentive plan granted to TAT. As part of this plan TAT Limco will be entitled to several incentives including additional grants, tax exempt and incentives and support in employee's salaries over the next 10 years.